Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Atlas U.S. Tactical Income Fund
Entity Central Index Key	0001866278
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000229637
Shareholder Report [Line Items]
Fund Name	Atlas U.S. Tactical Income Fund, Inc.
Trading Symbol	ATLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Atlas U.S. Tactical Income Fund, Inc. for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.atlas-am.com/investments-annual-report-eng-old. You can also request this information by contacting us at (855) 969-8440.
Additional Information Phone Number	(855) 969-8440
Additional Information Website	https://www.atlas-am.com/investments-annual-report-eng-old
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$583	5.64%

Expenses Paid, Amount	$ 583
Expense Ratio, Percent	5.64%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Atlas U.S. Tactical Income Fund - with load	Bloomberg U.S. Aggregate Bond Index
Sep-2020	$9,654	$10,000
Sep-2021	$10,693	$9,910
Sep-2022	$8,119	$8,464
Sep-2023	$8,531	$8,518
Sep-2024	$10,252	$9,504
Sep-2025	$10,928	$9,778

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2020)
Atlas U.S. Tactical Income Fund
Without Load	6.59%	2.51%	2.51%
With Load	2.90%	1.79%	1.79%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	-0.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 75,885,781
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 660,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$75,885,781
Number of Portfolio Holdings	75
Advisory Fee (net of waivers)	$660,000
Portfolio Turnover	7%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	7.7%
Corporate Bonds	33.7%
U.S. Government & Agencies	58.6%

Sector Weighting (% of total investments)

Value	Value
Industrials	0.1%
Consumer Staples	0.1%
Technology	0.4%
Consumer Discretionary	0.4%
Health Care	0.3%
Financials	40.1%
MBS Passthrough	58.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ginnie Mae II Pool, 6.000%, 06/20/53	13.7%
Ginnie Mae II Pool, 5.500%, 10/20/52	9.8%
Morgan Stanley, 5.297%, 04/20/37	9.2%
Capital One Financial Corporation, 5.268%, 05/10/33	9.1%
JPMorgan Chase & Company, 5.717%, 09/14/33	8.2%
Ginnie Mae II Pool, 6.500%, 03/20/53	6.9%
Annaly Capital Management, Inc.	6.1%
Ginnie Mae II Pool, 5.500%, 11/20/53	6.1%
AGNC Investment Corporation	5.7%
Bank of America Corporation, 3.846%, 03/08/37	5.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000229638
Shareholder Report [Line Items]
Fund Name	Atlas U.S. Tactical Income Fund, Inc.
Trading Symbol	ATLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Atlas U.S. Tactical Income Fund, Inc. for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.atlas-am.com/investments-annual-report-eng-old. You can also request this information by contacting us at (855) 969-8440.
Additional Information Phone Number	(855) 969-8440
Additional Information Website	https://www.atlas-am.com/investments-annual-report-eng-old
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$658	6.39%

Expenses Paid, Amount	$ 658
Expense Ratio, Percent	6.39%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Atlas U.S. Tactical Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2020	$10,000	$10,000
Sep-2021	$10,988	$9,910
Sep-2022	$8,282	$8,464
Sep-2023	$8,629	$8,518
Sep-2024	$10,288	$9,504
Sep-2025	$10,887	$9,778

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2020)
Atlas U.S. Tactical Income Fund	5.82%	1.71%	1.71%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	-0.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 75,885,781
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 660,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$75,885,781
Number of Portfolio Holdings	75
Advisory Fee (net of waivers)	$660,000
Portfolio Turnover	7%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	7.7%
Corporate Bonds	33.7%
U.S. Government & Agencies	58.6%

Sector Weighting (% of total investments)

Value	Value
Industrials	0.1%
Consumer Staples	0.1%
Technology	0.4%
Consumer Discretionary	0.4%
Health Care	0.3%
Financials	40.1%
MBS Passthrough	58.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ginnie Mae II Pool, 6.000%, 06/20/53	13.7%
Ginnie Mae II Pool, 5.500%, 10/20/52	9.8%
Morgan Stanley, 5.297%, 04/20/37	9.2%
Capital One Financial Corporation, 5.268%, 05/10/33	9.1%
JPMorgan Chase & Company, 5.717%, 09/14/33	8.2%
Ginnie Mae II Pool, 6.500%, 03/20/53	6.9%
Annaly Capital Management, Inc.	6.1%
Ginnie Mae II Pool, 5.500%, 11/20/53	6.1%
AGNC Investment Corporation	5.7%
Bank of America Corporation, 3.846%, 03/08/37	5.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.